Borrowings - Narrative (Details) $ in Thousands		1 Months Ended						6 Months Ended		12 Months Ended
	Jun. 06, 2024 USD ($)	Jun. 30, 2024 USD ($) performance_target component	May 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Oct. 31, 2022 USD ($)	May 31, 2020 USD ($)	Apr. 30, 2020 USD ($)	Jun. 30, 2024 USD ($) MtCO2e performance_target component	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Nov. 30, 2023 USD ($)	Aug. 31, 2022 shares	May 31, 2022 USD ($)	Feb. 28, 2022 USD ($)	Nov. 30, 2019 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 1,703,495		$ 1,324,848				$ 1,703,495		$ 1,324,848
Proceeds from borrowings								1,238,348	$ 840,230	1,537,230
Interest expense on borrowings								52,494	58,768	117,808
Loss on early retirement of debt								(10,649)	0	0
Loss on early retirement of debt								(10,649)
Proceeds from divestitures								9,933	44,333	95,749
Debt issuance cost								(13,988)	(1,730)	$ (13,776)
Oaktree Capital Management
Disclosure of detailed information about borrowings [line items]
Asset acquisition, borrowings recognised as of acquisition date	$ 132,576
Oaktree Seller's Note	$ 83,348
Diversified ABS VI LLC
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary (as a percent)					51.25%
DP Lion HoldCo LLC
Disclosure of detailed information about borrowings [line items]
Percentage of equity ownership divested				80.00%						80.00%
DP Lion Equity Holdco LLC
Disclosure of detailed information about borrowings [line items]
Proportion of ownership interest in subsidiary (as a percent)				20.00%
Proceeds from divesture of business				$ (30,000)
Investment in subsidiary				7,500						$ 7,500
Credit Facility
Disclosure of detailed information about borrowings [line items]
Notional amount		385,000						385,000
Available borrowing		103,088						103,088
Borrowings		$ 268,000		$ 159,000				$ 268,000		$ 159,000
Borrowings covenant, maximum total debt to EBITDAX ratio												3.25
Borrowings covenant, minimum current assets to current liabilities ratio												1.00
Interest rate		8.92%		8.66%				8.92%		8.66%
Number of sustainability-linked performance targets | performance_target		3						3
Sustainability-linked performance targets, TRIR Performance, period for average calculation								2 years
Sustainability-linked performance targets, TRIR Performance, multiplier								200,000
Credit Facility | Covenant One
Disclosure of detailed information about borrowings [line items]
Borrowings covenant, maximum leverage ratio												1.5
Borrowings covenant, borrowing base availability percentage												25.00%
Credit Facility | Covenant Two
Disclosure of detailed information about borrowings [line items]
Borrowings covenant, borrowing base availability percentage												20.00%
Credit Facility | Covenant Three
Disclosure of detailed information about borrowings [line items]
Borrowings covenant, maximum leverage ratio | shares												2.0
Credit Facility | Bottom of range
Disclosure of detailed information about borrowings [line items]
Increase (decrease) in interest rate basis for failure to achieve sustainability-linked performance targets								(5)
Credit Facility | Bottom of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Borrowings covenant, maximum leverage ratio												1.5
Credit Facility | Top of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Borrowings covenant, maximum leverage ratio												2.0
Credit Facility | SOFR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Interest rate spread												2.75%
Credit Facility | SOFR | Top of range
Disclosure of detailed information about borrowings [line items]
Interest rate spread												3.75%
Credit Facility, letters of credit
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 13,912						$ 13,912
Term Loan I
Disclosure of detailed information about borrowings [line items]
Notional amount						$ 160,000
Borrowings		$ 98,023		$ 106,470				$ 98,023		$ 106,470
Discount percentage						1.00%
Proceeds from borrowings						$ 158,400
Interest rate		6.50%				6.50%		6.50%
Interest expense on borrowings								$ 3,398	3,911	7,573
Borrowings, fairvalue								93,152
ABS I Notes
Disclosure of detailed information about borrowings [line items]
Notional amount															$ 200,000
Borrowings		$ 90,847		100,898				$ 90,847		100,898
Interest rate		5.00%						5.00%							5.00%
Interest expense on borrowings								$ 2,419	2,993	5,660
Borrowings, fairvalue								86,852
Excess cash flow payments								1,536
ABS I Notes | Upstream producing Appalachian assets
Disclosure of detailed information about borrowings [line items]
Percentage of assets hedged															85.00%
ABS I Notes | Covenant One
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met															25.00%
Debt service coverage ratio															1.25
ABS I Notes | Covenant Two
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met															50.00%
ABS I Notes | Covenant Three
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met															100.00%
Debt service coverage ratio															1.15
Production tracking rate															80.00%
Loan to value ratio															85.00%
ABS I Notes | Covenant Four
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met															100.00%
ABS I Notes | Bottom of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met															50.00%
ABS I Notes | Bottom of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio															1.15
ABS I Notes | Top of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met															100.00%
ABS I Notes | Top of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio															1.25
ABS II Notes
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 200,000
Borrowings		$ 114,945		125,922				$ 114,945		125,922
Discount percentage							2.775%
Proceeds from borrowings							$ 183,617
Interest rate		5.25%					5.25%	5.25%
Interest expense on borrowings								$ 3,557	4,174	8,040
Borrowings, fairvalue								108,782
Excess cash flow payments								0
ABS II Notes | Upstream producing Appalachian assets
Disclosure of detailed information about borrowings [line items]
Percentage of assets hedged							85.00%
ABS II Notes | Covenant One
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met							100.00%
Debt service coverage ratio							1.15
ABS II Notes | Covenant Two
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met							50.00%
ABS II Notes | Covenant Three
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met							0.00%
Debt service coverage ratio							1.25
ABS II Notes | Covenant Four
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met							100.00%
Production tracking rate							80.00%
Percentage of excess payments to be made if performance metrics are not met							0.00%
ABS II Notes | Covenant Five
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met							100.00%
Loan to value ratio							65.00%
Percentage of excess payments to be made if performance metrics are not met							0.00%
ABS II Notes | Covenant Six
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met							50.00%
Loan to value ratio							40.00%
Percentage of excess payments to be made if performance metrics are not met							0.00%
Hedging agreement, period							30 months
ABS II Notes | Covenant Seven
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met							50.00%
Percentage of excess payments to be made if performance metrics are not met							0.00%
ABS II Notes | Covenant Eight
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met							100.00%
Loan to value ratio							40.00%
Percentage of excess payments to be made if performance metrics are not met							0.00%
ABS II Notes | Bottom of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met							50.00%
ABS II Notes | Bottom of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio							1.15
ABS II Notes | Bottom of range | Covenant Six
Disclosure of detailed information about borrowings [line items]
Production volumes							85.00%
ABS II Notes | Bottom of range | Covenant Seven
Disclosure of detailed information about borrowings [line items]
Loan to value ratio							40.00%
ABS II Notes | Top of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met							100.00%
ABS II Notes | Top of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio							1.25
ABS II Notes | Top of range | Covenant Six
Disclosure of detailed information about borrowings [line items]
Production volumes							95.00%
ABS III Notes
Disclosure of detailed information about borrowings [line items]
Notional amount														$ 365,000
Borrowings		$ 0		274,710				$ 0		274,710
Interest rate		4.875%						4.875%						4.875%
Interest expense on borrowings								$ 5,507	7,509	14,515
Excess cash flow payments								0
ABS III Notes | Covenant One
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met														0.00%
Debt service coverage ratio														1.25
ABS III Notes | Covenant Two
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met														50.00%
ABS III Notes | Covenant Three
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met														100.00%
Debt service coverage ratio														1.15
ABS III Notes | Covenant Four
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met														100.00%
Production tracking rate														80.00%
Percentage of excess payments to be made if performance metrics are not met														0.00%
ABS III Notes | Covenant Five
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met														100.00%
Loan to value ratio														65.00%
Percentage of excess payments to be made if performance metrics are not met														0.00%
ABS III Notes | Bottom of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met														50.00%
ABS III Notes | Bottom of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio														1.15
ABS III Notes | Top of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met														100.00%
ABS III Notes | Top of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio														1.25
ABS IV Notes
Disclosure of detailed information about borrowings [line items]
Notional amount														$ 160,000
Borrowings		$ 88,418		99,951				$ 88,418		99,951
Interest rate		4.95%						4.95%						4.95%
Interest expense on borrowings								$ 2,342	3,033	5,703
Borrowings, fairvalue								81,522
Excess cash flow payments								$ 0
ABS IV Notes | Covenant One
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met														0.00%
Debt service coverage ratio														1.25
ABS IV Notes | Covenant Two
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met														50.00%
ABS IV Notes | Covenant Three
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met														100.00%
Debt service coverage ratio														1.15
ABS IV Notes | Covenant Four
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met														100.00%
Production tracking rate														80.00%
Percentage of excess payments to be made if performance metrics are not met														0.00%
ABS IV Notes | Covenant Five
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met														100.00%
Loan to value ratio														65.00%
Percentage of excess payments to be made if performance metrics are not met														0.00%
ABS IV Notes | Bottom of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met														50.00%
Increase (decrease) in interest rate basis for failure to achieve sustainability-linked performance targets								(5)
ABS IV Notes | Bottom of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio														1.15
ABS IV Notes | Top of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met														100.00%
ABS IV Notes | Top of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio														1.25
ABS V Notes
Disclosure of detailed information about borrowings [line items]
Notional amount													$ 445,000
Borrowings		$ 0		290,913				$ 0		290,913
Interest rate		5.78%						5.78%					5.78%
Interest expense on borrowings								$ 6,792	10,273	19,332
Excess cash flow payments								0
ABS V Notes | Covenant One
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met													0.00%
Debt service coverage ratio													1.25
ABS V Notes | Covenant Two
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met													50.00%
ABS V Notes | Covenant Three
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met													100.00%
Debt service coverage ratio													1.15
ABS V Notes | Covenant Four
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met													100.00%
Production tracking rate													80.00%
Percentage of excess payments to be made if performance metrics are not met													0.00%
ABS V Notes | Covenant Five
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met													100.00%
Loan to value ratio													65.00%
Percentage of excess payments to be made if performance metrics are not met													0.00%
ABS V Notes | Bottom of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met													50.00%
ABS V Notes | Bottom of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio													1.15
ABS V Notes | Top of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met													100.00%
ABS V Notes | Top of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio													1.25
ABS VI Notes
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 235,750
Borrowings		$ 273,805		159,357				$ 273,805		159,357
Discount percentage					2.63%
Interest rate		7.50%			7.50%			7.50%
Interest expense on borrowings								$ 7,170	$ 8,257	15,433
Borrowings, fairvalue								270,740
Excess cash flow payments								$ 0
Number of sustainability-linked performance targets | performance_target		2						2
Increase (decrease) in interest rate basis for failure to achieve sustainability-linked performance targets								25
Number of key components of framework | component		5						5
Sustainability-linked performance target, reduction in Scope 1 and Scope 2 GHG emissions | MtCO2e								2.85
Sustainability-linked performance target, reduction in Scope 1 methane emissions | MtCO2e								1.12
ABS VI Notes | Group and Oaktree
Disclosure of detailed information about borrowings [line items]
Notional amount					$ 460,000
ABS VI Notes | Covenant One
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met					100.00%
Debt service coverage ratio					1.15
ABS VI Notes | Covenant Two
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met					50.00%
ABS VI Notes | Covenant Three
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met					0.00%
Debt service coverage ratio					1.25
ABS VI Notes | Covenant Four
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met					100.00%
Production tracking rate					80.00%
Percentage of excess payments to be made if performance metrics are not met					0.00%
ABS VI Notes | Covenant Five
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met					100.00%
Loan to value ratio					75.00%
Percentage of excess payments to be made if performance metrics are not met					0.00%
ABS VI Notes | Bottom of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met					50.00%
ABS VI Notes | Bottom of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio					1.15
ABS VI Notes | Top of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met					100.00%
ABS VI Notes | Top of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio					1.25
ABS VII Class A Notes
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 142,000
Interest rate											8.243%
ABS VII Class B Notes
Disclosure of detailed information about borrowings [line items]
Notional amount											$ 20,000
Interest rate											12.725%
ABS III Notes And ABS V Notes
Disclosure of detailed information about borrowings [line items]
Loss on early retirement of debt			$ 10,649
ABS VIII Notes
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 607,740		0				$ 607,740		0
Interest rate		7.28%						7.28%
Interest expense on borrowings								$ 3,948
Borrowings, fairvalue								617,579
Excess cash flow payments								$ 0
Number of sustainability-linked performance targets | performance_target		2						2
Increase (decrease) in interest rate basis for failure to achieve sustainability-linked performance targets								25
Number of key components of framework | component		5						5
Sustainability-linked performance target, reduction in Scope 1 and Scope 2 GHG emissions | MtCO2e								2.85
Sustainability-linked performance target, reduction in Scope 1 methane emissions | MtCO2e								1.12
ABS VIII Notes | Covenant One
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met			100.00%
Debt service coverage ratio			1.45
ABS VIII Notes | Covenant Two
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met			50.00%
ABS VIII Notes | Covenant Three
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met			25.00%
Debt service coverage ratio			1.50
ABS VIII Notes | Covenant Four
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met			100.00%
Production tracking rate			80.00%
Percentage of excess payments to be made if performance metrics are not met			25.00%
ABS VIII Notes | Covenant Five
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met			100.00%
Loan to value ratio			75.00%
Percentage of excess payments to be made if performance metrics are not met			25.00%
ABS VIII Notes | Bottom of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met			25.00%
ABS VIII Notes | Bottom of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio			1.45
ABS VIII Notes | Top of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met			100.00%
ABS VIII Notes | Top of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio			1.50
ABS VIII Notes, Class A-1
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 400,000
Interest rate			7.076%
ABS VIII Notes, Class A-2
Disclosure of detailed information about borrowings [line items]
Notional amount			$ 210,000
Interest rate			7.67%
ABS Warehouse Facility
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 71,000		$ 0				$ 71,000		$ 0
Interest rate		8.07%						8.07%
Proceeds from non-current borrowings, gross		$ 71,000
Proceeds from non-current borrowings		66,343
Borrowing facilities, restricted cash interest reserve		(3,060)
Debt issuance cost		$ (1,597)
ABS Warehouse Facility | SOFR
Disclosure of detailed information about borrowings [line items]
Interest rate spread		3.75%						3.75%
Oaktree Sellers Note
Disclosure of detailed information about borrowings [line items]
Interest rate		8.00%						8.00%
Interest costs incurred		$ 556